Condensed Consolidated Interim Statements of Changes in Equity (deficit) - MXN ($) $ in Thousands	Total	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Non- controlling interest
Beginning balance at Dec. 31, 2023	$ (1,652,978,810)	$ (1,652,862,171)	$ 1,196,207,416	$ 66,730,591	$ 1,002,130	$ (28,679,410)	$ 21,366,405	$ 8,106,714	$ (2,917,596,017)	$ (116,639)
Transfer to accumulated deficit								(8,106,714)	8,106,714
Increase in Certificates of Contribution "A"	77,237,018	77,237,018	77,237,018
Total comprehensive (loss) income	(1,306,956)	(1,292,778)				(5,988,918)	38	4,696,102		(14,178)
Ending Balance at Mar. 31, 2024	(1,577,048,748)	(1,576,917,931)	1,273,444,434	66,730,591	1,002,130	(34,668,328)	21,366,443	4,696,102	(2,909,489,303)	(130,817)
Beginning balance at Dec. 31, 2024	(1,983,775,736)	(1,983,501,349)	1,352,716,466	66,730,591	1,002,130	61,416,390	224,538,231	(780,415,854)	(2,909,489,303)	(274,387)
Transfer to accumulated deficit								780,415,854	(780,415,854)
Increase in Certificates of Contribution "A"	80,002,573	80,002,573	80,002,573
Total comprehensive (loss) income	(137,620,108)	(137,618,484)				1,274,932	(95,566,136)	(43,327,280)		(1,624)
Ending Balance at Mar. 31, 2025	$ (2,041,393,271)	$ (2,041,117,260)	$ 1,432,719,039	$ 66,730,591	$ 1,002,130	$ 62,691,322	$ 128,972,095	$ (43,327,280)	$ (3,689,905,157)	$ (276,011)